Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies
Schedule of movement of the allowance for expected credit losses	The following table sets out movements of the allowance for expected credit losses on trade receivables, amount due from related parties and other receivables for the years ended December 31, 2023, 2024 and 2025 (in thousands):

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Beginning balance	94,988	124,856	152,027
Additional/(Reversal of) allowance for credit losses, net of recoveries	29,916	36,734	(26,798)
Write-off	(48)	(9,563)	(10,377)
Ending balance	124,856	152,027	114,852

Summary of estimated useful lives of the property and equipment, net

Electronic equipment	3 years
Office equipment and furniture	3 - 5 years
Leasehold improvement	Shorter of their useful life and the lease term

Summary of estimated useful lives of intangible assets

Licenses	5 years
Software	10 years
Content	5 years
Brand name	10 years
Technology	5 years